Annual Total Returns - Fidelity Freedom® Income Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® Income Fund - Fidelity Freedom Income Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	2.02%
Annual Return 2012	6.40%
Annual Return 2013	4.56%
Annual Return 2014	3.86%
Annual Return 2015	(0.38%)
Annual Return 2016	5.16%
Annual Return 2017	8.21%
Annual Return 2018	(1.88%)
Annual Return 2019	10.73%
Annual Return 2020	8.93%